Equity: Schedule of total weighted-average number of common shares outstanding (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of total weighted-average number of common shares outstanding:
Schedule of total weighted-average number of common shares outstanding

Dates outstanding	Sharesoutstanding	Fraction ofperiod (days)	Weighted-average number of shares

2009:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

2010:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745